CONTENTS


Shareholder Letter...................................        1
Performance Summary .................................        4
Financial Highlights &
Statement of Investments.............................        5
Financial Statements.................................        7
Notes to Financial
Statements...........................................        8



SHAREHOLDER LETTER

Your Fund's Objective: Franklin Federal Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The fund invests all of its assets in the shares of The U.S. Government Securities Money Market Portfolio (the Portfolio), which has the same investment objective. At present, the Portfolio's policy is to limit its investments to U.S. Treasury bills, notes, and bonds, and to repurchase agreements collateralized by such securities. The fund attempts to maintain a stable net asset value of $1.00 per share.1

1. U.S. government securities owned by the Portfolio, or held under repurchase agreement, but not shares of the fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. Please remember, an investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution, and there can be no assurance that the fund will be able to maintain a net asset value of $1.00 per share.


Dear Shareholder:

It's a pleasure to bring you Franklin Federal Money Fund's semi-annual report for the period ended December 31, 1997.

Strong economic growth coupled with mild inflation characterized most of the reporting period. For the third and fourth quarters of 1997, Gross Domestic Product (GDP) grew at an annualized rate of 3.9% and 3.4%, respectively, which is considerably higher than the Federal Reserve Board's (the Fed's) targeted 2.5% long-term growth rate.2 In addition, the unemployment rate declined to 4.7% on December 31, 1997 -- the lowest in 25 years -- largely as a result of the country's economic strength.3 However, the Fed did not react to the continued economic strength for a couple of reasons. Despite robust economic growth, consumer prices increased by only 1.8% in 1997, the smallest increase in 11 years. The Asian financial crisis in October also prevented the Fed from taking any steps that might induce further volatility in the international financial markets.


2. Source: Bureau of Labor Statistics.

3. Source: Bureau of Labor Statistics.


The fund's seven-day annualized yield reflected the relatively flat interest rate environment over the six-month reporting period. It began the period yielding 5.09%, and was at 4.93% on December 31, 1997.

We believe the economy is in the later stages of its current business cycle. Increased capital spending and higher private consumption could stimulate more growth, which ultimately may lead to wage inflation. However, further improvements in manufacturing productivity and lower exports to the Far East, resulting from the Asian crisis, should mitigate any impact wages have on overall consumer prices. As a result, we feel the Fed will continue to wait on the sidelines, and assess the impact of these variables on economic growth and inflation.

We will continue to invest the fund's assets in securities that are among the highest quality available to money market portfolios. Since the fund's objective is to provide shareholders with a high quality, conservative investment, we do not invest in leveraged derivatives or other potentially volatile securities we believe involve undue risk.

Please remember, this discussion reflects our views and opinions as of December 31, 1997, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

As a Franklin Federal Money Fund shareholder, you continue to benefit from convenient, easy access to your money, and a high degree of credit safety. You also can enjoy a wide range of services, including draft writing for amounts of $100 or more, free draft books, and access to TeleFACTS(R), our around-the-clock, automated customer service line.

We appreciate you support, welcome new shareholders, and look forward to serving your investment needs in the years ahead.

Sincerely,

Charles B. Johnson
Chairman
Franklin Federal Money Fund

You may find a complete listing of the fund's portfolio holdings, including the number of shares and dollar value, beginning on page 5 of this report.



PERFORMANCE SUMMARY

Franklin Federal Money Fund
12/31/97


Seven-Day Annualized Yield                                4.93%
Seven-Day Effective Yield1                                5.05%


1. The seven-day effective yield assumes the compounding of daily dividends, and reflects fluctuations in interest rates on portfolio investments as well as fund expenses. Yields should be viewed in terms of the current, low rate of inflation -- just as high inflation usually results in higher yields, low inflation often results in lower yields.

Franklin Advisers Inc., the fund's administrator, and the manager of the fund's underlying portfolio have agreed in advance to waive a portion of fees, which reduces expenses and increases yield to shareholders. Without these reductions, the fund's yield would have been lower. The fee waiver may be discontinued at any time upon notice to the fund's Board of Directors.


Past performance is not predictive of future results.

FRANKLIN FEDERAL MONEY FUND
Financial Highlights


                                   Six Months Ended
                                   December 31, 1997        Year Ended June 30        Year Ended November 30
                                    (UNAUDITED)      1997       1996       1995*         1994      1993
                                   --------------------------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period     $1.00          $1.00      $ 1.00       $1.00      $1.00         $1.00
                                   --------------------------------------------------------------------------
Income from investment operations -
 net investment income.............       0.024          0.045      0.047       0.029       0.031      0.022
Less distributions from net
 investment income.................      (0.024)        (0.045)    (0.047)     (0.029)     (0.031)    (0.022)
                                   --------------------------------------------------------------------------
Net asset value, end of period.....      $1.00          $1.00      $1.00       $1.00       $1.00      $1.00
                                   --------------------------------------------------------------------------
Total return**.....................       2.40%          4.62%      4.80%       2.92%       3.15%      2.22%
Ratios/supplemental data
Net assets, end of period (000's)..   $125,079      $121,291   $127,659    $139,286    $168,530   $120,993
Ratios to average net assets:
 Expenses1,2.......................       0.89%***       0.85%      0.84%       0.87%***    0.98%       0.90%
 Expenses excluding waiver and payments
 by affiliate1,2...................       0.91%***       0.86%      0.86%       0.88%***    0.99%      --
 Net investment income.............       4.72%***       4.54%      4.71%       4.93%***    3.15%       2.20%


*For the period December 1, 1994 (effective date) to June 30, 1995.
**Total return is not annualized.
***Annualized
1The expense ratio includes the Fund's share of Portfolio's allocated expenses. 2During the periods indicated, Advisers agreed in advance to waive a portion of its management fees incurred by the Portfolio, and a portion of its administration fees incurred by the fund.

See notes to financial statements.



FRANKLIN FEDERAL MONEY FUND
Statement of Investments, December 31, 1997 (unaudited)




                                                                                     SHARES        VALUE
Mutual Funds 101.1%

The U.S. Government Securities Money Market Portfolio (Note 1) .................  126,448,373$126,448,373
                                                                                            -------------
         Total Investments (Cost $126,448,373) 101.1%...........................              126,448,373
         Other Assets, less Liabilities (1.1%)..................................               (1,369,757)
                                                                                            -------------
         Net Assets 100.0%......................................................             $125,078,616
                                                                                            =============

See notes to financial statements.



FRANKLIN FEDERAL MONEY FUND
Financial Statements


Statement of Assets and Liabilities
December 31, 1997
Assets:
 Investments in securities, at value
  and cost                            $126,448,373
 Cash                                      137,658
                                     -------------
      Total assets                     126,586,031
                                     -------------
Liabilities:
 Payables:
  Capital shares redeemed                   27,158
  Affiliates                                71,091
  Shareholders                           1,353,871
 Distributions to shareholders              14,180
 Other liabilities                          41,115
                                     -------------
      Total liabilities                  1,507,415
                                     -------------
Net assets (equivalent to $1.00 per share
 based on 125,078,616 shares
 of capital stock outstanding)        $125,078,616
                                     =============
Statement of Operations
for the six months ended December 31, 1997 (unaudited)


Investment income:
 Dividends                              $3,499,674
Expenses:
 Administrative fees (Note 3)   276,407
 Transfer agent fees             92,875
 Reports to shareholders         58,675
 Registration and filing fees    33,286
 Professional fees                2,477
 Directors' fees and expenses     5,400
 Other                            3,037
                          -------------
      Total expenses                       472,157
                                     -------------
       Net investment income             3,027,517
                                     -------------
Net increase in net assets
 resulting from operations              $3,027,517
                                     -------------



Statement of Changes in Net Assets
for the six months ended December 31, 1997 (unaudited) and the year ended June 30, 1997

                       Six Months Ended Year Ended
                      December 31, 1997June 30, 1997
Increase (decrease)
 in net assets:
  Operations:
   Net investment income $ 3,027,517 $   5,866,901
                        --------------------------
Distributions to
 shareholders from:
  Net investment income:  (3,027,517)   (5,866,901)
Capital share transactions:
 (Note 2)                  3,787,774    (6,367,834)
                        --------------------------
      Net increase
 (decrease) in
 net assets                3,787,774    (6,367,834)
Net assets: (there is no
 undistributed net investment
income at beginning or
end of period)
  Beginning of period    121,290,842   127,658,676
                        --------------------------
  End of period         $125,078,616  $121,290,842
                        ==========================

See notes to financial statements.



FRANKLIN FEDERAL MONEY FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income consistent with capital preservation and liquidity.

The Fund invests substantially all of its assets in The U.S. Government Securities Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. Security Valuation:

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of December 31, 1997, the Fund owns 51.83% of the Portfolio.

b. Income Taxes:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

d. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

At December 31, 1997, there were 5,000,000,000 shares of no par value capital stock authorized. Transactions in the Fund's shares at $1.00 per share were as follows:

                             Six Months       Year
                                Ended         Ended
                          December 31, 1997June 30, 1997
Shares sold                 $180,590,598 $269,360,701
Shares issued on reinvest-
 ment of distributions....     3,037,415    5,829,955
Shares redeemed...........  (179,840,239)(281,558,490)
Net increase (decrease)...   $ 3,787,774 $ (6,367,834)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers or directors of Franklin Advisors, Inc. (Advisers), Franklin/

Templetonw Investor Services, Inc. (Investor Services), and of the U.S. Government Securities Money Market Portfolio, the Fund's investment manager, transfer agent, and the Portfolio in which the Fund invests, respectively.

The fund pays an administrative fee to Advisers based on the average net assets of the Fund as follows:

       Annualized
        Fee Rate  Average Daily Net Assets
         0.455%   First $100 million
         0.330%   Over $100 million, up to and including $250 million
         0.280%   In excess of $250 million


THE MONEY MARKET PORTFOLIOS
Financial Highlights



The Money Market Portfolio





                                    Six Months Ended
                                    December 31, 1997                  Year Ended June 30,
                                       (unaudited)        1997       1996       1995     1994      1993*
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period     $1.00            $1.00      $1.00      $1.00     $1.00    $1.00
                                   ---------------------------------------------------------------------
Income from investment operations
 - net investment income...........        .028             .056       .055       .053      .033     .027
Less distributions from
  net investment income............       (.028)           (.056)     (.055)     (.053)    (.033)   (.027)
                                   -----------------------------------------------------------------------
Net asset value, end of period.....      $1.00            $1.00      $1.00      $1.00     $1.00    $1.00
                                   =====================================================================
Total return**.....................       2.81%            5.47%      5.66%      5.46%     3.33%    2.92%***
Ratios/supplemental data
Net assets, end of period (000's)..  $1,952,039      $1,773,546 $1,550,085 $1,305,574  $219,189 $222,358
Ratios to average net assets:
 Expenses..........................        .15%***          .15%       .15%       .15%      .15%     .15%***
 Expenses excluding waiver
  and payments by affiliate........        .16%***          .16%       .16%       .16%      .17%     .17%***
 Net investment income.............       5.55%***         5.34%      5.50%      5.42%     3.25%    3.18%***

*For the period July 28, 1992 (effective date) to June 30, 1993.
**Total return is not annualized.
***Annualized

See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
Statement of Investments, December 31, 1997 (unaudited)



                                                                                PRINCIPAL
     The Money Market Portfolio                                                  AMOUNT          VALUE
     Certificates of Deposit 41.5%
     ABN-AMRO Bank NV, Chicago Branch, 5.77% - 6.14%, 5/01/98 - 6/17/98 ...... $ 50,000,000  $ 50,013,179
     Australia & NZ Banking Group, New York Branch, 5.67%, 3/10/98 ...........   25,000,000    25,000,000
     Bank of Montreal, Chicago Branch, 5.675% - 5.76%, 1/27/98 - 5/13/98 .....   75,000,000    75,001,261
     Bank of Nova Scotia, Portland Branch, 5.75%, 6/22/98 ....................   25,000,000    25,000,000
     Barclays Bank, Plc., New York Branch, 5.79%, 3/03/98 - 3/04/98 ..........   50,000,000    50,000,842
     Bayerische Landesbank, New York Branch, 5.755%, 6/16/98 - 6/18/98 .......   50,000,000    50,001,128
     Bayerische Vereinsbank, New York Branch, 5.75% - 5.85%, 5/14/98 - 6/15/98   75,000,000    75,000,000
     Commerzbank AG, New York Branch, 5.625% - 6.075%, 1/09/98 - 5/27/98 .....   75,000,000    75,017,989
     Credit Agricole, New York Branch, 5.70%, 5/11/98 ........................   25,000,000    25,000,000
     Deutsche Bank AG, New York Branch, 5.64%, 1/16/98 .......................   25,000,000    25,000,000
     Generale Bank, New York Branch, 5.76%, 2/25/98 ..........................   25,000,000    25,000,376
     Morgan Guaranty & Trust, New York Branch, 5.94%, 3/20/98 ................   25,000,000    25,000,000
     Rabobank Nederland NV, New York Branch, 5.70%, 5/12/98 ..................   25,000,000    25,001,768
     Royal Bank of Canada, New York Branch, 5.80% - 6.04%, 6/05/98 - 6/15/98 .   30,000,000    29,996,573
     Societe Generale, New York Branch, 5.69% - 5.80%, 1/09/98 - 3/19/98 .....   55,000,000    54,993,402
     Svenska Handelsbanken, New York Branch, 5.75% - 5.78%, 2/23/98 - 3/02/98    75,000,000    75,000,801
     Swiss Bank Corp., New York Branch, 5.74% - 5.76%, 2/11/98 - 5/08/98 .....   75,000,000    75,000,000
     Westdeutsch Landesbank, New York Branch, 5.68%, 1/26/98 .................   25,000,000    25,000,000
                                                                                            -------------
     Total Certificates of Deposit (Cost $810,027,319)........................                810,027,319
                                                                                            -------------
  a  Commercial Paper 37.6%
     Abbey National North America, 5.55% - 5.60%, 1/21/98 - 4/27/98 ..........   75,000,000    74,389,583
     ABN AMRO North America Finance, 5.54%, 4/30/98 ..........................   25,000,000    24,542,181
     Associates Corp. of North America, 5.55% - 5.60%, 1/14/98 - 2/10/98 .....   75,000,000    74,685,972
     AT&T Corp., 5.53%, 2/03/98 ..............................................   25,000,000    24,873,271
     BIL North America, Inc., 5.53%, 1/07/98 .................................   25,000,000    24,976,958
     CIESCO, L.P., 5.60%, 2/05/98 ............................................   25,000,000    24,863,889
     Commonwealth Bank of Australia, 5.495% - 5.54%, 2/18/98 - 5/07/98 .......   55,000,000    54,295,450
     Credit Agricole U.S.A., Inc., 5.55%, 1/30/98 ............................   25,000,000    24,888,229
     Den Danske Corp., Inc., 5.595%, 1/22/98 .................................   25,000,000    24,918,406
     Deutsche Bank Financial, Inc., 5.55%, 1/06/98 ...........................   25,000,000    24,980,729
     General Electric Capital Corp., 5.55% - 5.69%, 1/08/98 - 2/12/98 ........   75,000,000    74,699,985
     Generale Bank, Inc., 5.51% - 5.54%, 2/13/98 - 2/19/98 ...................   50,000,000    49,647,076
     Halifax Building Society, 5.53%, 1/05/98 ................................   25,000,000    24,984,639
     Merrill Lynch & Co., Inc., 5.60%, 1/28/98 ...............................   15,000,000    14,937,000
     Metlife Funding, Inc., 5.68% - 5.72%, 2/06/98 - 2/26/98 .................   50,000,000    49,636,111
     Morgan Stanley Group, Inc., 5.60%, 2/09/98 ..............................   25,000,000    24,848,333
     National Australian Funding (DE), Inc., 5.595%, 1/20/98 .................   25,000,000    24,926,177
     National Rural Utilities Cooperative Finance Corp., 5.54%, 1/15/98 ......   25,000,000    24,946,139
     Siemens Capital Corp., 5.59%, 6/25/98 ...................................   25,000,000    24,320,660
     Toyota Motor Credit Corp., 5.61% - 5.70%, 2/27/98 - 6/19/98 .............   30,000,000    29,296,479
     Wool International, Inc., 5.49%, 2/12/98 ................................   15,000,000    14,903,926
                                                                                            -------------
     Total Commercial Paper (Cost $734,561,193) ..............................                734,561,193
                                                                                            -------------
     Total Investments before Repurchase Agreements (Cost $1,544,588,512) ....              1,544,588,512
                                                                                            -------------
  a,dRepurchase Agreements 20.7%
     BancAmerica Robertson Stephens, 5.40%, 1/02/98 (Maturity Value $65,019,500)
      Collateralized by U.S. Treasury Notes .................................. $ 65,000,000  $ 65,000,000
     Chase Securities, Inc., 5.40%, 1/02/98 (Maturity Value $65,019,500)
      Collateralized by U.S. Treasury Notes...................................   65,000,000    65,000,000
     Dresdner Kleinwort Benson North America, L.L.C., 5.25%, 1/02/98
     (Maturity Value $65,018,958)
      Collateralized by U.S. Treasury Notes...................................   65,000,000    65,000,000
     J.P. Morgan Securities, Inc., 6.25%, 1/02/98 (Maturity Value $104,431,248)
      Collateralized by U.S. Treasury Notes...................................  104,395,000   104,395,000
     Morgan Stanley & Co., Inc., 6.20%, 1/02/98 (Maturity Value $104,430,958)
      Collateralized by U.S. Treasury Notes...................................  104,395,000   104,395,000
                                                                                            -------------
     Total Repurchase Agreements (Cost $403,790,000)..........................                403,790,000
                                                                                            -------------
     Total Investments (Cost $1,948,378,512) 99.8%............................              1,948,378,512
     Other Assets, less Liabilities .2%.......................................                  3,660,401
                                                                                            -------------
     Net Assets 100.0% .......................................................             $1,952,038,913
                                                                                            =============


aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.



See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
Financial Highlights



The U.S. Government Securities Money Market Portfolio





                                    Six Months Ended
                                    December 31, 1997                  Year Ended June 30,
                                       (unaudited)        1997       1996       1995     1994      1993*
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period      $1.00           $1.00      $1.00      $1.00     $1.00    $1.00
                                    ----------------------------------------------------------------------
Income from investment operations
 - net investment income............        .027            .052       .054       .052      .032     .021
Less distributions from
 net investment income..............       (.027)          (.052)     (.054)     (.052)    (.032)   (.021)
                                    ----------------------------------------------------------------------
Net asset value, end of period......      $1.00           $1.00      $1.00      $1.00     $1.00    $1.00
                                    ======================================================================
Total return**......................       2.76%           5.34%      5.55%      5.32%     3.25%    2.27%***
Ratios/supplemental data
Net assets, end of period (000's)...   $243,983        $258,629   $285,701   $474,654  $218,548 $310,319
Ratios to average net assets:
 Expenses...........................        .15%***         .15%       .15%       .15%      .15%     .15%***
 Expenses excluding waiver and
  payments by affiliate.............        .17%***         .16%       .17%       .16%      .17%     .18%***
 Net investment income..............       5.44%***        5.20%      5.45%      5.25%     3.20%    3.05%***


*For the period July 28, 1992 (effective date) to June 30, 1993.
**Total return is not annualized.
***Annualized

                                            See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
Statement of Investments, December 31, 1997 (unaudited)




                                                                                   PRINCIPAL
     The U.S. Government Securities Money Market Portfolio                           AMOUNT        VALUE
    aGovernment Securities 20.3%
     U.S. Treasury Bills, 5.65%, 1/08/98 .......................................  $10,000,000 $ 9,989,014
     U.S. Treasury Bills, 5.40%, 4/30/98 .......................................   10,000,000   9,821,500
     U.S. Treasury Notes, 5.25%, 7/31/98 .......................................   10,000,000   9,979,308
     U.S. Treasury Notes, 4.75%, 9/30/98 .......................................   20,000,000  19,866,959
                                                                                            -------------
     Total Government Securities (Cost $49,656,781).............................               49,656,781
                                                                                            -------------
     Repurchase Agreements 79.6%
     BancAmerica Robertson Stephens, 6.40%, 1/02/98 (Maturity Value $10,003,556)
      Collateralized by U.S. Treasury Notes.....................................   10,000,000  10,000,000
     Barclays Capital Group, Inc., 6.50%, 1/02/98 (Maturity Value $10,003,611)
      Collateralized by U.S. Treasury Notes.....................................   10,000,000  10,000,000
     BT Alex Brown, Inc., 5.75%, 1/02/98 (Maturity Value $10,003,194)
      Collateralized by U.S. Treasury Bills.....................................   10,000,000  10,000,000
     Chase Securities, Inc., 6.10%, 1/02/98 (Maturity Value $10,003,389)
      Collateralized by U.S. Treasury Notes.....................................   10,000,000  10,000,000
     CIBC Wood Gundy Securities Corp., 6.45%, 1/02/98 (Maturity Value $10,003,583)
      Collateralized by U.S. Treasury Notes.....................................   10,000,000  10,000,000
     Deutsche Morgan Grenfell/C.J. Lawrence, Inc., 6.40%,
      1/02/98 (Maturity Value $10,003,556)
      Collateralized by U.S. Treasury Notes.....................................   10,000,000  10,000,000
     J.P. Morgan Securities, Inc., 6.15%, 1/02/98 (Maturity Value $22,072,539)
      Collateralized by U.S. Treasury Bills and U.S. Treasury Notes.............   22,065,000  22,065,000
     J.P. Morgan Securities, Inc., 6.25%, 1/02/98 (Maturity Value $30,010,417)
      Collateralized by U.S. Treasury Bills and U.S. Treasury Notes ............   30,000,000  30,000,000
     Merrill Lynch Government Securities, Inc., 6.00%, 1/02/98
     (Maturity Value $10,003,333) Collateralized by U.S. Treasury Notes ........   10,000,000  10,000,000
     Morgan Stanley & Co., Inc., 6.20%, 1/02/98 (Maturity Value $52,082,933)
      Collateralized by U.S. Treasury Bills ....................................   52,065,000  52,065,000
     SBC Warburg Dillon Read, Inc., 6.50%, 1/02/98 (Maturity Value $10,003,611)
      Collateralized by U.S. Treasury Notes ....................................   10,000,000  10,000,000
     UBS Securities, L.L.C., 6.45%, 1/02/98 (Maturity Value $10,003,583)
      Collateralized by U.S. Treasury Notes.....................................   10,000,000  10,000,000
                                                                                            -------------
     Total Repurchase Agreements (Cost $194,130,000) ...........................              194,130,000
                                                                                            -------------
     Total Investments (Cost $243,786,781) 99.9%................................              243,786,781
     Other Assets, less Liabilities .1% ........................................                  196,109
                                                                                            -------------
     Net Assets 100.0% .........................................................             $243,982,890
                                                                                            =============


aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.

See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
Financial Statements



Statements of Assets and Liabilities
December 31, 1997 (unaudited)
                                                                                                 The U.S.
                                                                                                Government
                                                                                                Securities
                                                                                  The Money    Money Market
                                                                              Market Portfolio   Portfolio
Assets:
 Investments in securities, at value and cost...............................  $1,544,588,512   $49,656,781
 Repurchase agreements, at value and cost...................................     403,790,000   194,130,000
 Cash.......................................................................           1,679         3,930
 Receivables:
  Capital shares sold.......................................................          80,234            --
  Interest..................................................................       8,993,889       496,074
                                                                            ------------------------------
Total assets................................................................   1,957,454,314   244,286,785
                                                                            ==============================
Liabilities:
 Payables:
  Capital shares redeemed...................................................       5,165,275       257,698
  Affiliates................................................................         232,119        28,311
 Distributions to shareholders..............................................           3,711            --
 Other liabilities..........................................................          14,296        17,886
                                                                            ------------------------------
Total liabilities...........................................................       5,415,401       303,895
                                                                            ------------------------------
Net assets, at value........................................................  $1,952,038,913  $243,982,890
                                                                            ==============================
Shares outstanding..........................................................   1,952,038,913   243,982,890
                                                                            ==============================
Net asset value per share...................................................           $1.00         $1.00
                                                                            ==============================


                                            See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)



Statements of Operations
for the six months ended December 31, 1997 (unaudited)


                                                                                                 The U.S.
                                                                                                Government
                                                                                                Securities
                                                                                  The Money    Money Market
                                                                              Market Portfolio   Portfolio
Investment income:
 Interest...................................................................     $53,164,949    $7,232,180
                                                                            ------------------------------
Expenses:
 Management fees (Note 3)...................................................       1,410,043       195,260
 Custodian fees.............................................................           9,612         5,461
 Reports to shareholders....................................................          21,824         4,192
 Professional fees..........................................................          21,259         4,596
 Trustees' fees and expenses................................................           3,800           579
 Other......................................................................          29,506        10,841
                                                                            ------------------------------
  Total expenses............................................................       1,496,044       220,929
  Expenses waived/paid by affiliate (Note 3)................................        (85,712)       (25,457)
                                                                            -------------------------------
Net expenses................................................................       1,410,332       195,472
                                                                            ------------------------------
 Net investment income......................................................      51,754,617     7,036,708
                                                                            ------------------------------
Net increase in net assets resulting from operations........................     $51,754,617    $7,036,708
                                                                            ==============================


See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

Statements of Changes in Net Assets
for the six months ended December 31, 1997 (unaudited) and the year ended June 30, 1997


                                                                             The U.S. Government Securities
                                                The Money Market Portfolio       Money Market Portfolio
                                            Six Months Ended     Year Ended  Six Months Ended Year Ended
                                            December 31, 1997   June 30, 1997December 31, 1997June 30, 1997
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................    $ 51,754,617   $ 90,724,056     $ 7,036,708  $ 14,032,778
  Net realized gain (loss)
   from investments ........................              --           (931)            --          3,978
                                            -------------------------------------------------------------
Net increase in net assets
 resulting from operations .................      51,754,617     90,723,125       7,036,708    14,036,756
 Distributions to shareholders from
  net investment income ....................     (51,754,617)   (90,723,125)a    (7,036,708)  (14,036,756)b
 Capital share transactions (Note 2) .......     178,492,924    223,460,742     (14,646,287)  (27,071,927)
                                            --------------------------------------------------------------
Net increase (decrease) in net assets ......     178,492,924    223,460,742     (14,646,287)  (27,071,927)
Net assets (there is no undistributed net investment
 income at beginning or end of period):
 Beginning of period .......................   1,773,545,989  1,550,085,247     258,629,177   285,701,104
                                            -------------------------------------------------------------
 End of period .............................  $1,952,038,913 $1,773,545,989    $243,982,890  $258,629,177
                                            =============================================================

aDistributions were decreased by a net realized loss from investments of $931. bDistributions were increased by a net realized gain from investments of $3,978.

See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Money Market) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios). The shares of the Money Market are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios' investment objective is high current income. The following summarizes the Portfolios' significant accounting policies.

a. Security Valuation:

Securities are valued at amortized cost which approximates value.

b. Repurchase Agreements:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 1997, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. Income Taxes:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

d. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Money Market are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 1997, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:


                                                   The U.S.
                                                  Government
                                                  Securities
                                     The Money   Money Market
                                  Market Portfolio Portfolio
Six months ended
 December 31, 1997
 Shares sold ....................$2,732,924,579 $616,546,090
 Shares issued in reinvestment
  of distributions ..............    51,752,178    7,036,446
 Shares redeemed ................ (2,606,183,833) (638,228,823)
Net increase (decrease) ......... $ 178,492,924 $(14,646,287)
Year ended June 30, 1997
 Shares sold ....................$4,134,527,818 $937,979,469
 Shares issued in reinvestment
  of distributions ..............    90,722,912   14,037,460
 Shares redeemed ................ (4,001,789,988) (979,088,856)
Net increase (decrease) ......... $ 223,460,742 $(27,071,927)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Portfolios are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees for the Portfolios, as noted in the Statement of Operations.



3. TRANSACTIONS WITH AFFILIATES (cont.)

At December 31, 1997, the shares of The Money Market Portfolio were owned by the following funds:

                                     Percentage of
                                     Outstanding
                                        Shares     Shares
Franklin Money Fund                  1,625,839,866    83.29%
Institutional Fiduciary Trust-
 Money Market Portfolio                192,790,791     9.88%
Institutional Fiduciary Trust-
 Franklin Cash Reserves Fund           101,329,704     5.19%
Franklin Templeton Money Fund Trust-

 Franklin Templeton Money Fund II       32,078,552     1.64%

At December 31, 1997, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:


                                                  Percentage of
                                                   Outstanding
                                          Shares      Shares
Institutional Fiduciary Trust-
 Franklin U.S Government
  Securities Money Market Portfolio    117,534,517    48.17%
 Franklin Federal Money Fund           126,448,373    51.83%

4. INCOME TAXES

At June 30, 1997, The Money Market Portfolio had tax basis capital losses of $3,560, which may be carried over to offset future capital gains. Such losses expire in 2002.

At June 30, 1997, The Money Market Portfolio had deferred capital losses occurring subsequent to October 31, 1996 of $1,161. For tax purposes, such losses will be reflected in the year ending June 30, 1998.